UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22049
Investment Company Act File Number
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 29.8%

	Principal
Security	Amount		Value
Australia — 3.2%
Commonwealth of Australia, 5.75%, 6/15/11	AUD	5,077,000	$5,077,526
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	151,631
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	156,662

Total Australia			$5,385,819

Brazil — 2.5%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	292,196	$172,492
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,890,000	4,053,575

Total Brazil			$4,226,067

Canada — 1.4%
Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$134,978
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	914,521
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	675,878
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	220,892
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	499,131

Total Canada			$2,445,400

Chile — 1.9%
Government of Chile, 2.10%, 9/1/15(1)	CLP	42,954,020	$86,580
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	80,155
Government of Chile, 6.00%, 3/1/18	CLP	1,570,000,000	3,117,363

Total Chile			$3,284,098

Colombia — 2.6%
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	8,245,000,000	$4,517,446

Total Colombia			$4,517,446

Congo — 0.0%(3)
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$39,083

Total Congo			$39,083

Costa Rica — 0.7%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	444,792,391	$673,472
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	246,569,695	443,979

Total Costa Rica			$1,117,451

Czech Republic — 0.8%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,388,717

Total Czech Republic			$1,388,717

Denmark — 2.8%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$42,262
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	198,426
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,173,411
Kingdom of Denmark, 6.00%, 11/15/11	DKK	10,960,000	2,088,378
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	201,347

Total Denmark			$4,703,824

	Principal
Security	Amount		Value
Dominican Republic — 0.9%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	58,300,000	$1,622,522

Total Dominican Republic			$1,622,522

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$120,463

Total Georgia			$120,463

Israel — 0.2%
Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	333,191	$97,640
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	879,500	277,810

Total Israel			$375,450

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$245,334

Total Macedonia			$245,334

Malaysia — 2.0%
Malaysian Government, 3.756%, 4/28/11	MYR	10,495,000	$3,439,899

Total Malaysia			$3,439,899

Netherlands — 0.7%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$515,666
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	308,452
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	305,631

Total Netherlands			$1,129,749

Peru — 1.8%
Republic of Peru, 9.91%, 5/5/15	PEN	7,200,000	$3,121,213

Total Peru			$3,121,213

Philippines — 1.4%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,416,094

Total Philippines			$2,416,094

Poland — 0.2%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,078,783	$383,904

Total Poland			$383,904

Slovakia — 2.1%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,504,550

Total Slovakia			$3,504,550

South Africa — 0.5%
Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$908,725

Total South Africa			$908,725

Sweden — 0.6%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$881,057
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	68,804

Total Sweden			$949,861

	Principal
Security	Amount		Value
Taiwan — 2.0%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,340,422

Total Taiwan			$3,340,422

United Kingdom — 1.1%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$367,208
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	495,239
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	537,588
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	469,496

Total United Kingdom			$1,869,531

Uruguay — 0.2%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,432,636	$311,222

Total Uruguay			$311,222

Total Foreign Government Bonds (identified cost $48,840,744)			$50,846,844

Collateralized Mortgage Obligations — 2.8%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$541,207	$575,871
Federal National Mortgage Association: Series 1991-139, Class PN,
7.50%, 10/25/21	723,158	823,036
Series 2001-31, Class ZA,
6.00%, 7/25/31	1,927,892	2,125,417
Series 2009-62, Class WA,
5.55%, 8/25/39(5)	1,181,062	1,287,202

Total Collateralized Mortgage Obligations (identified cost $4,626,970)		$4,811,526

Mortgage Pass-Throughs — 10.4%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.904%, with maturity at 2035(6)(7)	$1,686,329	$1,766,265
4.447%, with maturity at 2035(6)	1,822,875	1,972,693
6.00%, with maturity at 2019	257,189	280,450
6.50%, with various maturities to 2036(7)	4,103,187	4,566,641
7.00%, with various maturities to 2033	2,075,143	2,356,687
7.50%, with maturity at 2035	721,550	837,403
8.50%, with maturity at 2032	667,513	802,614

		$12,582,753

Government National Mortgage Association:
7.00%, with various maturities to 2035	$2,486,186	$2,853,010
8.00%, with maturity at 2016	782,628	833,726
9.00%, with various maturities to 2024	1,303,775	1,539,606

		$5,226,342

Total Mortgage Pass-Throughs (identified cost $16,992,878)		$17,809,095

Precious Metals — 3.7%

	Troy
Description	Ounces	Value
Gold	1,947	$2,591,805
Silver	135,008	3,785,461

Total Precious Metals (identified cost $4,769,946)		$6,377,266

Short-Term Investments — 50.9%

Foreign Government Securities — 43.7%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.2%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	3,462	$1,981,102

Total Brazil			$1,981,102

Canada — 0.7%
Canada Housing Trust, 4.05%, 3/15/11(2)	CAD	1,120	$1,122,539

Total Canada			$1,122,539

Croatia — 5.0%
Croatia Treasury Bill, 0.00%, 3/31/11	EUR	250	$341,528
Croatia Treasury Bill, 0.00%, 3/31/11	HRK	9,100	1,673,873
Croatia Treasury Bill, 0.00%, 4/7/11	EUR	300	409,698
Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,554	6,185,167

Total Croatia			$8,610,266

Czech Republic — 2.3%
Czech Republic Government Bond, 4.10%, 4/11/11	CZK	67,840	$3,855,930

Total Czech Republic			$3,855,930

Egypt — 1.8%
Egypt Treasury Bill, 0.00%, 6/14/11(8)	EGP	225	$36,111
Egypt Treasury Bill, 0.00%, 6/28/11(8)	EGP	575	91,839
Egypt Treasury Bill, 0.00%, 7/12/11(8)	EGP	550	87,439
Egypt Treasury Bill, 0.00%, 8/9/11(8)	EGP	1,725	271,699
Egypt Treasury Bill, 0.00%, 11/8/11(8)	EGP	16,700	2,553,620

Total Egypt			$3,040,708

Georgia — 1.2%
Bank of Georgia Promissory Note, 11.00%, 6/3/11(9)	GEL	1,807	$1,002,831
Bank of Georgia Promissory Note, 7.00%, 6/20/11(9)	AZN	804	1,009,102

Total Georgia			$2,011,933

Hong Kong — 3.0%
Hong Kong Treasury Bill, 0.00%, 2/9/11	HKD	20,000	$2,565,190
Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	20,000	2,564,092

Total Hong Kong			$5,129,282

Hungary — 2.0%
Hungary Government Bond, 6.75%, 4/22/11	HUF	670,000	$3,369,305

Total Hungary			$3,369,305

	Principal
	Amount
Security	(000’s omitted)		Value
Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 2/15/11	ISK	890	$6,516
Iceland Treasury Bill, 0.00%, 3/15/11	ISK	2,822	20,594
Iceland Treasury Bill, 0.00%, 4/15/11	ISK	2,005	14,602

Total Iceland			$41,712

Israel — 4.6%
Israel Treasury Bill, 0.00%, 4/6/11	ILS	12,520	$3,362,403
Israel Treasury Bill, 0.00%, 6/1/11	ILS	4,760	1,273,226
Israel Treasury Bill, 0.00%, 8/3/11	ILS	1,364	363,194
Israel Treasury Bill, 0.00%, 11/2/11	ILS	190	50,233
Israel Treasury Bill, 0.00%, 1/4/12	ILS	10,598	2,791,011

Total Israel			$7,840,067

Kazakhstan — 1.8%
Kazakhstan National Bank, 0.00%, 3/18/11	KZT	358,182	$2,435,023
Kazakhstan National Bank, 0.00%, 4/15/11	KZT	92,009	624,965

Total Kazakhstan			$3,059,988

Lebanon — 1.8%
Lebanon Treasury Bill, 0.00%, 2/3/11	LBP	142,490	$94,932
Lebanon Treasury Bill, 0.00%, 2/17/11	LBP	402,930	268,052
Lebanon Treasury Bill, 0.00%, 4/14/11	LBP	383,760	253,724
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	243,200	159,308
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	550,710	367,148
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	54,000	35,181
Lebanon Treasury Bill, 0.00%, 8/25/11	LBP	2,787,000	1,812,377
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	76,270	49,410

Total Lebanon			$3,040,132

Mauritius — 1.0%
Mauritius Treasury Bill, 0.00%, 6/24/11	MUR	51,700	$1,724,674

Total Mauritius			$1,724,674

Mexico — 3.1%
Mexico Treasury Bill, 0.00%, 2/24/11	MXN	60,500	$4,972,111
Mexico Treasury Bill, 0.00%, 3/10/11	MXN	3,959	324,856

Total Mexico			$5,296,967

Philippines — 0.4%
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	35,000	$772,779

Total Philippines			$772,779

Romania — 1.0%
Romania Treasury Bill, 0.00%, 2/23/11	RON	5,250	$1,682,109

Total Romania			$1,682,109

Serbia — 0.8%
Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,457,728

Total Serbia			$1,457,728

South Korea — 2.9%
Korea Monetary Stabilization Bond, 3.20%, 2/23/11	KRW	111,010	$99,027
Korea Monetary Stabilization Bond, 3.40%, 3/24/11	KRW	3,053,620	2,725,339

	Principal
	Amount
Security	(000’s omitted)		Value
Korea Monetary Stabilization Bond, 0.00%, 4/26/11	KRW	1,198,130	$1,061,317
Korea Monetary Stabilization Bond, 4.64%, 10/4/11	KRW	1,274,090	1,147,447

Total South Korea			$5,033,130

Sri Lanka — 0.6%
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	8,460	$75,482
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	7,320	65,223
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	5,000	44,253
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	40,600	359,330
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	34,640	302,023
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	17,160	149,006
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	8,120	69,647

Total Sri Lanka			$1,064,964

Switzerland — 3.1%
Switzerland National Bank, 0.00%, 3/14/11	CHF	1,000	$1,059,163
Switzerland National Bank, 0.00%, 4/4/11	CHF	4,000	4,236,187

Total Switzerland			$5,295,350

Thailand — 0.9%
Thailand Government Bond, 5.38%, 11/30/11	THB	47,243	$1,565,354

Total Thailand			$1,565,354

Turkey — 2.7%
Turkey Government Bond, 0.00%, 2/2/11	TRY	7,356	$4,584,437

Total Turkey			$4,584,437

Uganda — 0.9%
Uganda Treasury Bill, 0.00%, 6/30/11	UGX	3,625,000	$1,507,780

Total Uganda			$1,507,780

Uruguay — 0.9%
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	20,800	$1,014,034
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	9,300	447,924

Total Uruguay			$1,461,958

Total Foreign Government Securities (identified cost $72,896,256)			$74,550,194

U.S. Treasury Obligations — 0.6%

	Principal
	Amount
Security	(000s omitted)	Value
United States Treasury Bill, 0.00%, 3/3/11	$1,000	$999,883

Total U.S. Treasury Obligations (identified cost $999,673)		$999,883

Other Securities — 6.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(10)	$11,274	$11,274,395

Total Other Securities (identified cost $11,274,395)		$11,274,395

Total Short-Term Investments (identified cost $85,170,324)		$86,824,472

Total Investments — 97.6% (identified cost $160,400,862)		$166,669,203

Other Assets, Less Liabilities — 2.4%		$4,068,008

Net Assets — 100.0%		$170,737,211

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DKK	-	Danish Krone

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

HRK	-	Croatian Kuna

HUF	-	Hungarian Forint

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thailand Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UGX	-	Uganda Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $2,257,952 or 1.3% of the Portfolio’s net assets.

(3)		Amount is less than 0.05%.

(4)		Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)		Weighted average fixed-rate coupon that changes/updates monthly.

(6)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.

(7)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(8)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $7,591.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $9,131,746 or 5.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/14/11	Euro 19,572,534	United States Dollar 25,381,858	Citigroup Global Markets	$(1,411,688)
2/23/11	Euro 1,197,183	United States Dollar 1,667,098	JPMorgan Chase Bank	28,423
2/24/11	Euro 300,000	United States Dollar 402,600	HSBC Bank USA	(8,027)
3/18/11	Sri Lankan Rupee 8,460,000	United States Dollar 69,515	HSBC Bank USA	(6,452)
3/25/11	Sri Lankan Rupee 7,320,000	United States Dollar 60,471	Standard Chartered Bank	(5,247)
3/31/11	Euro 250,000	United States Dollar 337,200	HSBC Bank USA	(4,846)
4/6/11	Israeli Shekel 1,380,000	United States Dollar 370,739	Barclays Bank PLC	(1,097)
4/6/11	Israeli Shekel 1,378,000	United States Dollar 370,132	Citigroup Global Markets	(1,165)
4/6/11	Israeli Shekel 2,835,000	United States Dollar 728,230	Citigroup Global Markets	(35,649)
4/6/11	Israeli Shekel 2,758,000	United States Dollar 741,199	Deutsche Bank	(1,933)
4/6/11	Israeli Shekel 4,169,000	United States Dollar 1,071,447	Deutsche Bank	(51,873)
4/7/11	Euro 300,000	United States Dollar 401,961	HSBC Bank USA	(8,458)
4/25/11	Singapore Dollar 1,214,416	United States Dollar 946,544	State Street Corporation	(2,837)
4/29/11	Sri Lankan Rupee 5,000,000	United States Dollar 41,771	Standard Chartered Bank	(3,058)
7/7/11	Euro 4,554,000	United States Dollar 5,732,029	Deutsche Bank	(489,388)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	Deutsche Bank	(331,139)

				$(2,334,434)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/7/11	Kenyan Shilling 119,970,000	United States Dollar 1,477,418	Citigroup Global Markets	$2,779
2/7/11	Qatari Riyal 12,290,063	United States Dollar 3,375,927	Deutsche Bank	(800)
2/7/11	Zambian Kwacha 180,600,000	United States Dollar 37,312	Standard Bank	(1)
2/10/11	Indian Rupee 103,720,000	United States Dollar 2,277,058	Barclays Bank PLC	(21,785)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/10/11	Kuwaiti Dinar 450,000	United States Dollar 1,599,943	Barclays Bank PLC	$6,667
2/14/11	Russian Ruble 53,270,000	United States Dollar 1,739,826	HSBC Bank USA	46,182
2/22/11	Indian Rupee 25,170,000	United States Dollar 549,323	Standard Chartered Bank	(3,455)
2/28/11	Ghanaian Cedi 2,205,000	United States Dollar 1,413,462	Citigroup Global Markets	(12,953)
2/28/11	Indian Rupee 93,880,000	United States Dollar 2,046,654	Standard Bank	(13,299)
2/28/11	Ukrainian Hryvnia 12,255,000	United States Dollar 1,531,875	Barclays Bank PLC	(10,864)
2/28/11	Zambian Kwacha 7,739,950,000	United States Dollar 1,580,452	Standard Chartered Bank	18,097
3/18/11	Swedish Krona 1,333,288	Euro 148,347	Standard Chartered Bank	3,360
4/6/11	Indonesian Rupiah 547,200,000	United States Dollar 60,814	Barclays Bank PLC	(1,116)
4/6/11	Indonesian Rupiah 668,800,000	United States Dollar 74,319	Credit Suisse	(1,356)
4/6/11	Indonesian Rupiah 668,800,000	United States Dollar 74,328	Deutsche Bank	(1,364)
4/6/11	Indonesian Rupiah 547,200,000	United States Dollar 60,800	Standard Chartered Bank	(1,103)
4/6/11	Polish Zloty 12,868,744	Euro 3,277,659	Goldman Sachs, Inc.	(25,737)
4/11/11	Malaysian Ringgit 1,764,000	United States Dollar 571,762	Credit Suisse	3,604
4/13/11	Polish Zloty 1,050,000	Euro 267,721	Bank of America	(2,669)
4/19/11	Indonesian Rupiah 3,365,370,000	United States Dollar 365,602	Credit Suisse	572
4/25/11	Singapore Dollar 5,450,260	United States Dollar 4,235,844	Goldman Sachs, Inc.	24,946
4/26/11	New Zealand Dollar 4,566,000	United States Dollar 3,426,326	Goldman Sachs, Inc.	74,342
4/27/11	Indonesian Rupiah 13,993,500,000	United States Dollar 1,522,356	Credit Suisse	(2,253)
4/27/11	Indonesian Rupiah 13,993,500,000	United States Dollar 1,522,853	Standard Bank	(2,750)
5/16/11	Moroccan Dirham 13,584,422	United States Dollar 1,630,196	Citigroup Global Markets	(4,124)
6/3/11	Swedish Krona 21,620,000	Euro 2,352,072	HSBC Bank USA	119,727
6/3/11	Swedish Krona 7,380,000	Euro 808,117	JPMorgan Chase Bank	33,712
6/13/11	British Pound Sterling 1,210,908	Euro 1,445,513	Citigroup Global Markets	(38,265)
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	Citigroup Global Markets	1,324
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	HSBC Bank USA	3,033
8/2/11	Canadian Dollar 1,216,567	United States Dollar 1,213,896	JPMorgan Chase Bank	(4,104)
12/8/11	Russian Ruble 43,630,000	United States Dollar 1,352,135	HSBC Bank USA	61,145
12/20/11	Norwegian Krone 29,404,281	Euro 3,667,165	HSBC Bank USA	6,901

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	Barclays Bank PLC	$(1,611)
6/7/12	Yuan Renminbi 26,100,000	United States Dollar 3,942,598	Barclays Bank PLC	121,221

				$378,003

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $4,078 and a payable of $19,655.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	21 U.S. 5-Year Treasury Note	Short	$(2,488,945)	$(2,486,695)	$2,250
3/11	45 U.S. 10-Year Treasury Note	Short	(5,445,703)	(5,435,859)	9,844
3/11	17 U.S. 30-Year Treasury Bond	Short	(2,064,437)	(2,050,625)	13,812

					$25,906

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS 380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(206)
Bank of America	ILS 400	Receive	3-month ILS TELBOR	4.54	1/6/15	(1,150)
Barclays Bank PLC	ILS 178	Receive	3-month ILS TELBOR	5.15	3/5/20	(1,847)
Barclays Bank PLC	ILS 181	Receive	3-month ILS TELBOR	5.16	3/8/20	(1,900)

						$(5,103)

ILS	-	Israeli Shekel

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$998
Austria	Barclays Bank PLC	100	1.42		3/20/14	(2,530)
Egypt	Bank of America	100	1.00	(1)	6/20/15	7,114
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	6,330
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	6,068
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	11,671
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	3,505
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	6,298
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	3,648
Lebanon	Citigroup Global Markets	150	3.30		9/20/14	438
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	7,115
Lebanon	Citigroup Global Markets	100	1.00	(1)	3/20/15	5,041
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	4,407
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	4,373
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	4,824
Malaysia	Bank of America	100	0.83		12/20/14	(882)
Malaysia	Barclays Bank PLC	200	2.40		3/20/14	(12,023)
Malaysia	Barclays Bank PLC	200	0.82		12/20/14	(1,687)
Malaysia	Citigroup Global Markets	200	2.45		3/20/14	(12,345)
Philippines	Barclays Bank PLC	300	1.70		12/20/14	(7,374)
Philippines	Barclays Bank PLC	200	1.84		12/20/14	(6,005)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,041)
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	(1,386)
Philippines	Citigroup Global Markets	100	1.84		12/20/14	(3,002)

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate*		Date	(Depreciation)
Philippines	Deutsche Bank		$100	1.00	(1)%	3/20/15	$(2,132)
Philippines	JPMorgan Chase Bank		300	1.69		12/20/14	(7,258)
Philippines	JPMorgan Chase Bank		71	1.00	(1)	3/20/15	(1,366)
Russia	Citigroup Global Markets		100	1.00	(1)	6/20/15	275
Russia	Credit Suisse		100	1.00	(1)	3/20/15	188
Russia	Credit Suisse		100	1.00	(1)	6/20/15	350
Russia	Deutsche Bank		100	1.00	(1)	6/20/15	350
South Africa	Bank of America		200	1.00	(1)	12/20/19	852
South Africa	Barclays Bank PLC		200	1.00	(1)	12/20/19	(434)
South Africa	Citigroup Global Markets		100	1.00	(1)	12/20/19	(869)
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	(147)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(1,101)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	790
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	649
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(906)
Spain	Barclays Bank PLC		100	1.00	(1)	3/20/20	9,503
Spain	Citigroup Global Markets		200	1.00	(1)	3/20/20	10,887
Spain	Citigroup Global Markets		100	1.00	(1)	3/20/20	8,096
Spain	Deutsche Bank		200	1.00	(1)	3/20/20	10,887
Spain	Deutsche Bank		100	1.00	(1)	3/20/20	8,235
Thailand	Barclays Bank PLC		200	0.97		9/20/19	6,782
Thailand	Citigroup Global Markets		200	0.86		12/20/14	1,702
Thailand	Citigroup Global Markets		100	0.95		9/20/19	3,541
Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	812
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	(296)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	20,218
Banco de Sabadell, S.A.	JPMorgan Chase Bank		70	3.00	(1)	3/20/15	11,225
Citibank Corp.	Bank of America		420	1.00	(1)	9/20/20	(8,718)
Citibank Corp.	JPMorgan Chase Bank		420	1.00	(1)	9/20/20	(10,215)
Erste Group Bank AG	Barclays Bank PLC		70	1.00	(1)	3/20/15	878
ING Verzekeringen N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	2,514
Rabobank Nederland N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	199
Raiffeisen Zentralbank	Barclays Bank PLC		70	1.00	(1)	3/20/15	438
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	300	1.00	(1)	12/20/15	18,142

							$105,626

*		The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)		Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates, and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance return, to change the overall duration of the portfolio or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$189,343	$(83,717)

		$189,343	$(83,717)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$560,113	$(2,532,121)

		$560,113	$(2,532,121)

Interest Rate	Futures Contracts*	$25,906	$—
Interest Rate	Interest Rate Swaps	—	(5,103)

		$25,906	$(5,103)

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,971,908

Gross unrealized appreciation	$7,063,301
Gross unrealized depreciation	(1,366,006)

Net unrealized appreciation	$5,697,295

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$50,846,844	$—	$50,846,844
Collateralized Mortgage Obligations	—	4,811,526	—	4,811,526
Mortgage Pass-Throughs	—	17,809,095	—	17,809,095
Precious Metals	6,377,266	—	—	6,377,266
Short-Term – Foreign Government Securities	—	71,509,486	3,040,708	74,550,194
Short-Term – U.S. Treasury Obligations	—	999,883	—	999,883
Short-Term – Other Securities	—	11,274,395	—	11,274,395

Total Investments	$6,377,266	$157,251,229	$3,040,708	$166,669,203

Forward Foreign Currency Exchange Contracts	$—	$560,113	$—	$560,113
Swap Contracts	—	189,343	—	189,343
Futures Contracts	25,906	—	—	25,906

Total	$6,403,172	$158,000,685	$3,040,708	$167,444,565

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,532,121)	$—	$(2,532,121)
Swap Contracts	—	(88,820)	—	(88,820)

Total	$—	$(2,620,941)	$—	$(2,620,941)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Short-Term Foreign
Government Securities
Balance as of October 31, 2010	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(159,398)
Cost of purchases	2,772,758
Proceeds from sales	—
Accrued discount (premium)	61,665
Transfers to Level 3*	365,683
Transfers from Level 3	—

Balance as of January 31, 2011	$3,040,708

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	(159,398)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011